Related Party Transactions (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from Related Parties	€ 408	€ 308	€ 516
Related Parties Amount in Cost of Sales	78	68	€ 65
Due to Related Parties, Current	53	25
Accounts Receivable, Related Parties, Current	€ 380	€ 112